Offerings	Jan. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share - To be issued under the 2026 Equity Incentive Plan
Amount Registered | shares	12,085,385
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 217,536,930.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,041.85
Offering Note	1(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of BitGo Holdings, Inc.'s (the "Registrant") Class A common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Class A common stock. 1(b) Represents shares of Class A common stock reserved for issuance under the Registrant's 2026 Equity Incentive Plan (the "2026 Plan"), including 2,929,648 shares of Class A common stock previously reserved but unissued under the Registrant's Amended and Restated 2018 Equity Incentive Plan (the "2018 Plan") that are now available for issuance under the 2026 Plan and 127,613 shares of Class A common stock withheld to satisfy tax obligations in connection with the settlement of restricted stock units upon the effectiveness of the Registrant's Form S-1 (File No. 333-290409), which were originally issued under the 2018 Plan and were returned to the 2026 Plan pool in accordance with the terms of the 2018 Plan as of the date of this Registration Statement. To the extent outstanding awards under the 2018 Plan are forfeited, lapse unexercised, repurchased, are used to pay the exercise price of an award or are withheld to satisfy the tax obligations of an award or would otherwise have been returned to the share reserve under the 2018 Plan, the shares of Class A common stock subject to such awards instead will be available for future issuance as Class A common stock under the 2026 Plan. (c) Calculated solely for the purpose of this offering under Rule 457(h) of the Securities Act on the basis of the initial public offering price per share of $18.00 as set forth in the Form S-1 Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share - To be issued under the 2026 Employee Stock Purchase Plan
Amount Registered | shares	2,600,000
Proposed Maximum Offering Price per Unit	15.30
Maximum Aggregate Offering Price	$ 39,780,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,493.62
Offering Note	See Note 1(a). 2(a). Represents shares of Class A common stock reserved for issuance under the Registrant's 2026 Employee Stock Purchase Plan (the "2026 ESPP") as of the date of this Registration Statement. 2(b). Calculated solely for the purpose of this offering under Rule 457(h) of the Securities Act on the basis of the initial public offering price per share of the Registrant's Class A common stock multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2026 ESPP.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share - Outstanding under the Amended and Restated 2018 Equity Incentive Plan (Stock Options)
Amount Registered | shares	8,860,596
Proposed Maximum Offering Price per Unit	1.14
Maximum Aggregate Offering Price	$ 10,101,079.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,394.96
Offering Note	See note 1(a) and 1(b) above. 3(a). Represents shares of Class A common stock reserved for issuance pursuant to stock options outstanding under the 2018 Plan as of the date of this Registration Statement. Any shares of Class A common stock that are subject to awards under the 2018 Plan that are forfeited, lapse unexercised, are used to pay the exercise price of an award or are withheld to satisfy tax obligations of an award, or would otherwise have been returned to the share reserve under the 2018 Plan following the effectiveness of the 2026 Plan, instead will be available for issuance as Class A common stock under the 2026 Plan. 3(b). Calculated solely for the purpose of this offering under Rule 457(h) of the Securities Act on the basis of the weighted average exercise price for outstanding stock option awards of $1.14 per share (rounded up to the nearest cent) as of the date of this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share - Outstanding under the Amended and Restated 2018 Equity Incentive Plan (RSUs)
Amount Registered | shares	2,704,023
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 48,672,414.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,721.66
Offering Note	See Note 1(a), 1(b), and 1(c) above. 4(a). Represents shares of the Registrant's Class A common stock reserved for issuance pursuant to restricted stock units outstanding under the 2018 Plan as of the date of this Registration Statement. Any shares of Class A common stock that are subject to awards under the 2018 Plan that are forfeited, lapse unexercised, are withheld to satisfy tax obligations of an award, or would otherwise have been returned to the share reserve under the 2018 Plan following the effectiveness of the 2026 Plan, instead will be available for issuance as Class A common stock under the 2026 Plan.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share - Non-Plan Option Award
Amount Registered | shares	562,860
Proposed Maximum Offering Price per Unit	0.18
Maximum Aggregate Offering Price	$ 101,314.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 13.99
Offering Note	See Note 1(a). 5(a). Represents 562,860 shares of Class A common stock reserved for issuance upon the exercise of the Non-Plan Option Award, which was granted pursuant to the Non-Plan Option Agreement. 5(b). Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee. The price of $0.18 represents the exercise price for outstanding options.